Intangible Assets, Net (Details) - Other Intangible Assets [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Line Items]
Amortization expense	$ 496,095	$ 102,848	$ 5,837
Weighted-average remaining amortization period	1 year 1 month 6 days